Share-based payment obligations - Total charge to the profit or loss - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based payment obligations
Credit to profit or loss under cash settled classification			$ (25,922)
Immediate charge on amendment for options vested at date of amendment			363,302
Expense under equity settled classification from date of amendment	$ 11,780	$ 8,342	13,674
Total charge to the profit or loss	$ 11,780	$ 8,342	$ 351,054